Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income (loss)	¥ (23,666,872)	$ (3,333,409)	¥ 16,104,062	¥ (294,637,791)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustment	1,304,062	183,673	19,059,483	(4,707,094)
Other comprehensive income (loss)	1,304,062	183,673	19,059,483	(4,707,094)
Comprehensive income (loss)	(22,362,810)	(3,149,736)	35,163,545	(299,344,885)
Less: comprehensive income (loss) attributable to noncontrolling interest	136	19	(3,807,344)	(26,721,650)
Comprehensive income (loss) attributable to ordinary shareholders	¥ (22,362,946)	$ (3,149,755)	¥ 38,970,889	¥ (272,623,235)